UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Dearborn Partners Rising Dividend Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.78%
Air Freight & Logistics - 2.46%
United Parcel Service, Inc.	38,282	$3,943,429
Beverages - 2.50%
The Coca-Cola Co.	94,039	4,007,942
Biotechnology - 2.55%
Gilead Sciences, Inc.	38,700	4,100,652
Chemicals - 4.60%
Air Products & Chemicals, Inc.	24,786	3,392,955
The Valspar Corp.	47,196	3,987,590
		7,380,545
Commercial Services & Supplies - 2.29%
Republic Services, Inc.	83,500	3,668,155
Communications Equipment - 1.88%
QUALCOMM, Inc.	61,909	3,020,540
Diversified Telecommunication Services - 5.09%
AT&T, Inc.	124,105	4,178,615
Verizon Communications, Inc.	87,629	3,982,738
		8,161,353
Electric Utilities - 4.81%
NextEra Energy, Inc.	38,779	3,872,471
Xcel Energy, Inc.	107,673	3,839,619
		7,712,090
Food Products - 2.24%
General Mills, Inc.	62,269	3,596,657
Health Care Equipment & Supplies - 5.22%
Becton Dickinson and Co.	25,008	3,757,452
STERIS PLC (a)	60,513	4,621,983
		8,379,435
Hotels, Restaurants & Leisure - 2.69%
McDonald's Corp.	37,793	4,314,449
Household Products - 2.37%
Kimberly-Clark Corp.	31,911	3,802,196
Industrial Conglomerates - 2.33%
3M Co.	23,893	3,741,166
Insurance - 6.84%
Arthur J. Gallagher & Co.	80,870	3,538,063
Assurant, Inc.	39,542	3,381,632
The Travelers Companies, Inc.	35,404	4,056,236
		10,975,931
IT Services - 2.66%
Jack Henry & Associates, Inc.	53,823	4,272,470
Leisure Equipment & Products - 2.32%
Polaris Industries, Inc.	35,393	3,731,484
Machinery - 2.72%
Illinois Tool Works, Inc.	46,448	4,365,183

Oil, Gas & Consumable Fuels - 6.84%
Chevron Corp.	40,548	3,702,844
Kinder Morgan, Inc.	163,853	3,862,015
Royal Dutch Shell PLC - ADR	68,196	3,405,708
		10,970,567
Pharmaceuticals - 7.36%
Johnson & Johnson	39,124	3,960,914
Merck & Co, Inc.	77,920	4,130,539
Novartis AG - ADR	43,678	3,723,113
		11,814,566
Road & Rail - 2.27%
Union Pacific Corp.	43,333	3,637,805
Semiconductors & Semiconductor Equipment - 4.84%
Analog Devices, Inc.	60,499	3,728,553
Xilinx, Inc.	81,162	4,032,940
		7,761,493
Technology Hardware, Storage & Peripherals - 5.15%
Apple, Inc.	38,722	4,580,813
EMC Corp.	145,530	3,687,730
		8,268,543
Textiles, Apparel & Luxury Goods - 2.48%
VF Corp.	61,571	3,983,644
Water Utilities - 2.27%
Aqua America, Inc.	123,944	3,637,756
TOTAL COMMON STOCKS (Cost $134,673,721)		139,248,051

MASTER LIMITED PARTNERSHIPS - 3.83%
Enterprise Products Partners, L.P.	127,947	3,248,574
Magellan Midstream Partners, L.P.	46,237	2,891,200
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,546,146)		6,139,774
REAL ESTATE INVESTMENT TRUSTS - 4.76%
Realty Income Corp.	71,449	3,545,299
Welltower, Inc.	64,866	4,098,883
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,411,348)		7,644,182
SHORT-TERM INVESTMENTS - 3.89%
Fidelity Institutional Money Market Portfolio, 0.120% (b)	6,249,617	6,249,617
TOTAL SHORT-TERM INVESTMENTS (Cost $6,249,617)		6,249,617

Total Investments (Cost $154,880,832) - 99.26%		159,281,624
Other Assets in Excess of Liabilities - 0.74%		1,183,021
TOTAL NET ASSETS - 100.00%		$160,464,645

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Variable rate. The rate shown represents the rate at November 30, 2015.

	Abbreviations:
ADR	American Depository Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

	Cost of investments	$154,880,832
	Gross unrealized appreciation	13,256,535
	Gross unrealized depreciation	(8,855,743)
	Net unrealized appreciation	$4,400,792

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

	Significant Accounting Policies
	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation
	of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
	United States of America (“GAAP”).

	Investment Valuation
	Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange
	on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will
	use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
	Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”),
	which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on
	the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is
	valued at the mean between the bid and asked prices on such day.
	When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined
	under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when
	corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may
	not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

	The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing
	various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
	In considering a fair value determination, factors that may be considered, among others include; the type and structure
	of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's
	valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity
	and prices of similar securities or financial instruments.

	Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
	Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
	ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume
	and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value
	and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced
	disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well
	as expanded disclosure of valuation levels for each class of investments.

	Other
	Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions
	based on the first in, first out method. Dividend income is recognized on the ex-dividend date and interest income is
	recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

		Level 1	Level 2	Level 3	Total

	Common Stocks*	$139,248,051	$ -	$-	$ 139,248,051
	Master Limited Partnerships	6,139,774	-	-	6,139,774
	Real Estate Investment Trusts	7,644,182	-	-	7,644,182
	Short-Term Investments	6,249,617	-	-	6,249,617
	Total Investments in Securities	$159,281,624	$ -	$-	$ 159,281,624

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2015. The Fund measures
Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Mangers

By (Signature and Title)  /s/John Buckel
John Buckel, President

Date January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date January 22, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date January 22, 2016

* Print the name and title of each signing officer under his or her signature.